Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Bloomberg U.S. Aggregate Bond Index (reflects no deductions for fees or expenses) [Member]
Prospectus [Line Items]
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
AFL CIO HOUSING INVESTMENT TRUST [Member]
Prospectus [Line Items]
Average Annual Return, Percent	2.36%	(0.44%)	1.17%